SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab Fundamental Index* Funds

Schwab Fundamental US Large Company* Index Fund

Schwab Fundamental US Small-Mid Company* Index Fund

Schwab Fundamental International* Large Company Index Fund

Schwab Fundamental International* Small-Mid Company Index Fund

Schwab Fundamental Emerging Markets* Index Fund

(each a “Fund”)

Supplement dated August 9, 2012 to the Prospectus dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on August 1, 2012, the Board of Trustees of the Trust (the “Board”) approved a change to each Fund’s comparative index from a FTSE RAFI Index to a Russell Fundamental Index (each an “Index”) as well as corresponding changes to (1) each Fund’s investment objective such that each Fund will seek to track the total return of its respective Index, and (2) each Fund’s investment strategy to require each Fund to invest 90% (80% in the case of Schwab Fundamental Emerging Markets Index Fund) of its net assets in stocks that are included in its respective Index. In addition, the Board also approved changing the name of Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund to more closely align the name of each Fund to that of its respective Index. These changes will be effective on October 19, 2012. Further, to help mitigate the costs of the transition to the Funds, Charles Schwab Investment Management, Inc. has agreed to voluntarily waive each Fund’s net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses) for a 1-month period beginning October 1, 2012 through October 31, 2012.

1.	Schwab Fundamental US Large Company Index Fund

Changes to Investment Objective

The “Investment objective” section on page 1 and the first sentence of the “Investment objective” section on page 21 of the Prospectus are deleted and replaced in their entirety with the following:

Investment objective

The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental U.S. Large Company Index.[1]

[1]

Index ownership — “Russell Fundamental U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental US Large Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Changes to Annual Fund Operating Expenses Table

The “Annual fund operating expenses” table under the “Fund fees and expenses” section on page 1 of the Prospectus is deleted and replaced in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Distribution (12b-1) fees	None
Other expenses	0.19

Total annual fund operating expenses	0.44
Less expense reduction	(0.09)

Total annual fund operating expenses after expense reduction[1]	0.35

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. For the period 10/01/12 through 10/31/12, the investment adviser has agreed to waive the fund’s net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses).

Changes to Investment Strategy

The first paragraph of the “Principal investment strategies” section on page 1 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund primarily invests in stocks that are included in the Russell Fundamental U.S. Large Company Index (the “Index”). The Index measures the performance of the large company size segment by fundamental overall company scores (“scores”), which are created using as the universe the companies in the Russell 3000® Index (the “Russell Index”). Securities are grouped in order of decreasing score and each company receives a weight based on the total weights of the companies within the Russell Index. Companies are split at the 87.5% point based on fundamental weights. Companies above this breakpoint make up the Index. The Index is compiled and calculated by Russell Investments (“Russell”) in conjunction with Research Affiliates LLC (“RA”), and the method of calculating the components of the Index is subject to change.

2.	Schwab Fundamental US Small-Mid Company Index Fund

Change to Fund’s Name

The Schwab Fundamental US Small-Mid Company Index Fund name will change to “Schwab Fundamental US Small Company Index Fund”.

Changes to Investment Objective

The “Investment objective” section on page 5 and the first sentence of the “Investment objective” section on page 22 of the Prospectus are deleted and replaced in their entirety with the following:

Investment objective

The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental U.S. Small Company Index.[1]

[1]

Index ownership — “Russell Fundamental U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental US Small Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Changes to Annual Fund Operating Expenses Table

The “Annual fund operating expenses” table under the “Fund fees and expenses” section on page 5 of the Prospectus is deleted and replaced in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.29
Distribution (12b-1) fees	None
Other expenses	0.21

Total annual fund operating expenses	0.50
Less expense reduction	(0.15)

Total annual fund operating expenses after expense reduction[1]	0.35

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. For the period 10/01/12 through 10/31/12, the investment adviser has agreed to waive the fund’s net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses).

Changes to Investment Strategy

The first paragraph of the “Principal investment strategies” section on page 5 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund primarily invests in stocks that are included in the Russell Fundamental U.S. Small Company Index (the “Index”). The Index measures the performance of the small company size segment by fundamental overall company scores (“scores”), which are created using as the universe the companies in the Russell 3000® Index (the “Russell Index”). Securities are grouped in order of decreasing score and each company receives a weight based on the total weights of the companies within the Russell Index. Companies are split at the 87.5% point based on fundamental weights. Companies below this breakpoint make up the Index. The Index is compiled and calculated by Russell Investments (“Russell”) in conjunction with Research Affiliates LLC (“RA”), and the method of calculating the components of the Index is subject to change.

3.	Schwab Fundamental International Large Company Index Fund

Changes to Investment Objective

The “Investment objective” section on page 9 and the first sentence of the “Investment objective” section on page 24 of the Prospectus are deleted and replaced in their entirety with the following:

Investment objective

The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Developed ex-U.S. Large Company Index.[1]

[1]

Index ownership — “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Changes to Annual Fund Operating Expenses Table

The “Annual fund operating expenses” table under the “Fund fees and expenses” section on page 9 of the Prospectus is deleted and replaced in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses	0.27

Total annual fund operating expenses	0.57
Less expense reduction	(0.22)

Total annual fund operating expenses after expense reduction[1]	0.35

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. For the period 10/01/12 through 10/31/12, the investment adviser has agreed to waive the fund’s net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses).

Changes to Investment Strategy

The first paragraph of the “Principal investment strategies” section on page 9 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund primarily invests in stocks that are included in the Russell Fundamental Developed ex-U.S. Large Company Index (the “Index”). The Index measures the performance of the large company size segment by fundamental overall company scores (“scores”), which are created using as the universe the companies in the Russell Developed ex-U.S. Index (the “Russell Index”). Securities are grouped in order of decreasing score and each company receives a weight based on the total weights of the companies within the Russell Index. Companies are split at the 87.5% point based on fundamental weights. Companies above this breakpoint make up the Index. The Index is compiled and calculated by Russell Investments (“Russell”) in conjunction with Research Affiliates LLC (“RA”), and the method of calculating the components of the Index is subject to change.

4.	Schwab Fundamental International Small-Mid Company Index Fund

Change to Fund’s Name

The Schwab Fundamental International Small-Mid Company Index Fund name will change to “Schwab Fundamental International Small Company Index Fund”.

Changes to Investment Objective

The “Investment objective” section on page 13 and the first sentence of the “Investment objective” section on page 26 of the Prospectus are deleted and replaced in their entirety with the following:

Investment objective

The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Developed ex-U.S. Small Company Index.[1]

[1]

Index ownership — “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Small Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Changes to Annual Fund Operating Expenses Table

The “Annual fund operating expenses” table under the “Fund fees and expenses” section on page 13 of the Prospectus is deleted and replaced in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.40
Distribution (12b-1) fees	None
Other expenses	0.59

Total annual fund operating expenses	0.99
Less expense reduction	(0.44)

Total annual fund operating expenses after expense reduction[1]	0.55

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. For the period 10/01/12 through 10/31/12, the investment adviser has agreed to waive the fund’s net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses).

Changes to Investment Strategy

The first paragraph of the “Principal investment strategies” section on page 13 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund primarily invests in stocks that are included in the Russell Fundamental Developed ex-U.S. Small Company Index (the “Index”). The Index measures the performance of the small company size segment by fundamental overall company scores (“scores”), which are created using as the universe the companies in the Russell Developed ex-U.S. Index (the “Russell Index”). Securities are grouped in order of decreasing score and each company receives a weight based on the total weights of the companies within the Russell Index. Companies are split at the 87.5% point based on fundamental weights. Companies below this breakpoint make up the Index. The Index is compiled and calculated by Russell Investments (“Russell”) in conjunction with Research Affiliates LLC (“RA”), and the method of calculating the components of the Index is subject to change.

5.	Schwab Fundamental Emerging Markets Index Fund

Change to Fund’s Name

The Schwab Fundamental Emerging Markets Index Fund name will change to “Schwab Fundamental Emerging Markets Large Company Index Fund”.

Changes to Investment Objective

The “Investment objective” section on page 17 and the first sentence of the “Investment objective” section on page 28 of the Prospectus are deleted and replaced in their entirety with the following:

Investment objective

The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Emerging Markets Large Company Index.[1]

[1]

Index ownership — “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Emerging Markets Large Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Changes to Annual Fund Operating Expenses Table

The “Annual fund operating expenses” table under the “Fund fees and expenses” section on page 17 of the Prospectus is deleted and replaced in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	None
Other expenses	0.41

Total annual fund operating expenses	0.91
Less expense reduction	(0.31)

Total annual fund operating expenses after expense reduction[1]	0.60

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. For the period 10/01/12 through 10/31/12, the investment adviser has agreed to waive the fund’s net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses).

Changes to Investment Strategy

The first paragraph of the “Principal investment strategies” section on pages 17-18 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund primarily invests in stocks that are included in the Russell Fundamental Emerging Markets Large Company Index (the “Index”). The Index measures the performance of the large company size segment by fundamental overall company scores (“scores”), which are created using as the universe the companies in the Russell Emerging Markets Index (the “Russell Index’). Securities are grouped in order of decreasing score and each company receives a weight based on the total weights of the companies within the Russell Index. Companies are split at the 87.5% point based on fundamental weights. Companies above this breakpoint make up the Index. The Index is compiled and calculated by Russell Investments (“Russell”) in conjunction with Research Affiliates LLC (“RA”), and the method of calculating the components of the Index is subject to change.